First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
January 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 23.4%
	Banks – 3.7%
11,549	Atlantic Union Bankshares Corp., Series A	6.88%	(a)	$311,707
374,438	Bank of America Corp., Series GG	6.00%	(a)	9,772,832
113,698	Bank of America Corp., Series LL	5.00%	(a)	2,922,039
1,449,418	Bank of America Corp., Series NN	4.38%	(a)	34,264,242
437,094	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (b)	6.67%	10/30/40	11,766,570
4,749	Citizens Financial Group, Inc., Series D (c)	6.35%	(a)	127,131
623,424	Fifth Third Bancorp, Series A	6.00%	(a)	15,959,654
165,096	First Midwest Bancorp, Inc., Series A	7.00%	(a)	4,530,234
886,828	First Republic Bank, Series M	4.00%	(a)	19,554,557
521,873	Fulton Financial Corp., Series A	5.13%	(a)	13,166,856
68,483	Huntington Bancshares, Inc., Series H	4.50%	(a)	1,614,829
225,464	JPMorgan Chase & Co., Series DD	5.75%	(a)	5,920,685
502,864	JPMorgan Chase & Co., Series LL	4.63%	(a)	12,320,168
116,811	KeyCorp, Series F	5.65%	(a)	3,052,271
245,820	People’s United Financial, Inc., Series A (c)	5.63%	(a)	6,740,384
885,091	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	24,340,002
577,297	PNC Financial Services Group (The), Inc., Series P (c)	6.13%	(a)	14,617,160
1,480,148	Signature Bank, Series A	5.00%	(a)	36,633,663
116,436	Texas Capital Bancshares, Inc., Series B	5.75%	(a)	3,020,350
93,934	Truist Financial Corp., Series R	4.75%	(a)	2,387,802
8,836	US Bancorp, Series K	5.50%	(a)	229,648
116,612	Valley National Bancorp, Series B (c)	5.50%	(a)	2,903,639
83,272	Wells Fargo & Co., Series DD	4.25%	(a)	1,924,416
7,381	Wells Fargo & Co., Series R (c)	6.63%	(a)	202,313
297,283	Wells Fargo & Co., Series Y	5.63%	(a)	7,562,880
721,104	WesBanco, Inc., Series A (c)	6.75%	(a)	19,714,983
596,495	Western Alliance Bancorp, Series A (c)	4.25%	(a)	15,043,604
585	Wintrust Financial Corp., Series D (c)	6.50%	(a)	15,883
915,742	Wintrust Financial Corp., Series E (c)	6.88%	(a)	25,393,526
				296,014,028
	Capital Markets – 1.6%
141,572	Affiliated Managers Group, Inc.	5.88%	03/30/59	3,765,815
350,355	Affiliated Managers Group, Inc.	4.75%	09/30/60	8,716,832
980,305	Affiliated Managers Group, Inc.	4.20%	09/30/61	21,674,544
1,308,077	Carlyle Finance LLC	4.63%	05/15/61	31,590,060
19,267	Goldman Sachs Group (The), Inc., Series J (c)	5.50%	(a)	504,217
914,203	KKR Group Finance Co., IX LLC	4.63%	04/01/61	22,443,684
2,105	Morgan Stanley, Series E (c)	7.13%	(a)	57,003
498,334	Oaktree Capital Group LLC, Series A	6.63%	(a)	13,245,718
863,132	Oaktree Capital Group LLC, Series B	6.55%	(a)	22,924,786
				124,922,659
	Consumer Finance – 0.1%
156,963	Capital One Financial Corp., Series I	5.00%	(a)	3,935,063
91,185	Capital One Financial Corp., Series J	4.80%	(a)	2,234,944
				6,170,007
	Diversified Financial Services – 0.5%
568,686	Apollo Asset Management, Inc., Series B	6.38%	(a)	14,717,594
1,080,928	Equitable Holdings, Inc., Series A	5.25%	(a)	27,704,184
				42,421,778
	Diversified Telecommunication Services – 0.9%
12,695	AT&T, Inc.	5.35%	11/01/66	323,088

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Diversified Telecommunication Services (Continued)
701,350	AT&T, Inc., Series C	4.75%	(a)	$17,232,169
957,617	Qwest Corp.	6.50%	09/01/56	24,141,525
1,134,063	Qwest Corp.	6.75%	06/15/57	28,771,178
				70,467,960
	Electric Utilities – 1.6%
872,161	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	19,915,796
699,977	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	16,645,453
222,128	SCE Trust III, Series H (c)	5.75%	(a)	5,475,455
491,470	SCE Trust IV, Series J (c)	5.38%	(a)	12,065,589
756,215	SCE Trust V, Series K (c)	5.45%	(a)	18,943,186
627,081	Southern (The) Co.	4.95%	01/30/80	16,003,107
1,532,897	Southern (The) Co., Series C	4.20%	10/15/60	36,314,330
				125,362,916
	Equity Real Estate Investment Trusts – 1.2%
470,685	Agree Realty Corp., Series A	4.25%	(a)	10,915,185
40,709	DigitalBridge Group, Inc., Series I	7.15%	(a)	1,039,301
10,202	DigitalBridge Group, Inc., Series J	7.13%	(a)	261,681
849,062	Global Net Lease, Inc., Series A	7.25%	(a)	21,939,762
1,102,294	Hudson Pacific Properties, Inc., Series C	4.75%	(a)	27,843,947
64,607	National Storage Affiliates Trust, Series A	6.00%	(a)	1,672,675
1,080,296	Public Storage, Series P	4.00%	(a)	25,160,094
344,142	Vornado Realty Trust, Series N	5.25%	(a)	8,841,008
				97,673,653
	Food Products – 1.0%
117,617	CHS, Inc., Series 1	7.88%	(a)	3,234,468
1,123,477	CHS, Inc., Series 2 (c)	7.10%	(a)	30,727,096
1,146,143	CHS, Inc., Series 3 (c)	6.75%	(a)	31,220,935
485,718	CHS, Inc., Series 4	7.50%	(a)	13,842,963
				79,025,462
	Gas Utilities – 0.2%
593,500	South Jersey Industries, Inc.	5.63%	09/16/79	15,211,405
54,557	Spire, Inc., Series A	5.90%	(a)	1,446,852
				16,658,257
	Independent Power & Renewable Electricity Producers – 0.2%
733,455	Brookfield Renewable Partners L.P., Series 17	5.25%	(a)	18,373,048
	Insurance – 5.6%
1,904,598	Aegon Funding Co., LLC	5.10%	12/15/49	48,605,341
1,869,419	American Equity Investment Life Holding Co., Series A (c)	5.95%	(a)	50,100,429
928,050	American Equity Investment Life Holding Co., Series B (c)	6.63%	(a)	25,521,375
312,756	AmTrust Financial Services, Inc.	7.25%	06/15/55	6,004,915
363,925	AmTrust Financial Services, Inc.	7.50%	09/15/55	7,180,240
646,069	Arch Capital Group Ltd., Series G	4.55%	(a)	15,628,409
307,374	Aspen Insurance Holdings Ltd.	5.63%	(a)	7,874,922
1,743,102	Aspen Insurance Holdings Ltd.	5.63%	(a)	43,926,171
306,546	Aspen Insurance Holdings Ltd. (c)	5.95%	(a)	8,273,677
889,791	Assurant, Inc.	5.25%	01/15/61	22,636,283
830,473	Athene Holding Ltd., Series A (c)	6.35%	(a)	23,095,454
436,861	Athene Holding Ltd., Series C (c)	6.38%	(a)	11,852,039
472,186	Axis Capital Holdings Ltd., Series E	5.50%	(a)	11,828,259

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
648,183	CNO Financial Group, Inc.	5.13%	11/25/60	$16,204,575
1,243,506	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (b)	3.35%	05/15/37	27,357,132
709,808	Enstar Group Ltd., Series D (c)	7.00%	(a)	19,853,330
604,737	Global Indemnity Group LLC	7.88%	04/15/47	15,269,609
817,668	Globe Life, Inc.	4.25%	06/15/61	20,188,223
209,334	Phoenix Cos. (The), Inc.	7.45%	01/15/32	3,795,330
457,944	Prudential Financial, Inc.	4.13%	09/01/60	11,114,301
109,062	RenaissanceRe Holdings Ltd., Series F	5.75%	(a)	2,909,774
1,428,023	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	33,172,974
23,522	Selective Insurance Group, Inc., Series B	4.60%	(a)	562,176
315,674	W.R. Berkley Corp.	5.10%	12/30/59	8,134,919
				441,089,857
	Mortgage Real Estate Investment Trusts – 1.0%
670,619	AGNC Investment Corp., Series C (c)	7.00%	(a)	16,845,949
301,197	AGNC Investment Corp., Series D (c)	6.88%	(a)	7,481,734
149,469	AGNC Investment Corp., Series E (c)	6.50%	(a)	3,756,156
724,278	AGNC Investment Corp., Series F (c)	6.13%	(a)	17,766,539
860,882	Annaly Capital Management, Inc., Series F (c)	6.95%	(a)	21,435,962
302,012	Annaly Capital Management, Inc., Series I (c)	6.75%	(a)	7,695,266
				74,981,606
	Multi-Utilities – 1.8%
510,295	Algonquin Power & Utilities Corp. (c)	6.88%	10/17/78	13,522,818
640,206	Algonquin Power & Utilities Corp., Series 19-A (c)	6.20%	07/01/79	17,119,108
642,216	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(a)	15,304,007
208,621	CMS Energy Corp.	5.88%	10/15/78	5,568,094
104,535	CMS Energy Corp.	5.88%	03/01/79	2,782,722
394,754	CMS Energy Corp., Series C	4.20%	(a)	9,126,712
604,368	DTE Energy Co.	4.38%	12/01/81	15,205,899
823,565	DTE Energy Co., Series E	5.25%	12/01/77	21,280,920
945,581	Integrys Holding, Inc. (c) (d)	6.00%	08/01/73	23,663,165
310,538	NiSource, Inc., Series B (c)	6.50%	(a)	8,406,264
506,807	Sempra Energy	5.75%	07/01/79	13,491,202
				145,470,911
	Oil, Gas & Consumable Fuels – 1.3%
95,333	Energy Transfer L.P., Series C (c)	7.38%	(a)	2,336,612
2,306,944	Energy Transfer L.P., Series E (c)	7.60%	(a)	57,442,905
678,242	NuStar Energy L.P., Series A, 3 Mo. LIBOR + 6.77% (b)	6.97%	(a)	16,691,536
31,753	NuStar Energy L.P., Series C (c)	9.00%	(a)	789,697
1,045,814	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (b)	6.98%	01/15/43	26,364,971
				103,625,721
	Real Estate Management & Development – 1.3%
1,423,026	Brookfield Property Partners L.P., Series A	5.75%	(a)	32,373,841
180,534	Brookfield Property Partners L.P., Series A-1	6.50%	(a)	4,423,083
1,251,446	Brookfield Property Partners L.P., Series A2	6.38%	(a)	30,197,392
1,421,369	Brookfield Property Preferred L.P.	6.25%	07/26/81	35,491,584
				102,485,900
	Thrifts & Mortgage Finance – 0.3%
756,366	New York Community Bancorp, Inc., Series A (c)	6.38%	(a)	20,958,902
94,425	Washington Federal, Inc., Series A	4.88%	(a)	2,369,123
				23,328,025

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Trading Companies & Distributors – 0.6%
841,163	Air Lease Corp., Series A (c)	6.15%	(a)	$22,072,117
948,309	WESCO International, Inc., Series A (c)	10.63%	(a)	28,904,458
				50,976,575
	Wireless Telecommunication Services – 0.5%
259,822	United States Cellular Corp.	6.25%	09/01/69	6,669,631
268,401	United States Cellular Corp.	5.50%	03/01/70	6,701,973
1,031,254	United States Cellular Corp.	5.50%	06/01/70	25,621,196
				38,992,800
	Total $25 Par Preferred Securities			1,858,041,163
	(Cost $1,845,329,924)
$100 PAR PREFERRED SECURITIES – 0.4%
	Banks – 0.4%
88,231	AgriBank FCB (c)	6.88%	(a)	9,462,775
63,800	CoBank ACB, Series F (c)	6.25%	(a)	6,654,340
49,330	CoBank ACB, Series H (c)	6.20%	(a)	5,339,973
120,015	Farm Credit Bank of Texas (c) (e)	6.75%	(a)	12,451,556
				33,908,644
	Food Products – 0.0%
700	Dairy Farmers of America, Inc. (e)	7.88%	(a)	71,225
	Total $100 Par Preferred Securities			33,979,869
	(Cost $33,683,129)
$1,000 PAR PREFERRED SECURITIES – 2.6%
	Banks – 2.5%
56,530	Bank of America Corp., Series L	7.25%	(a)	79,594,240
81,473	Wells Fargo & Co., Series L	7.50%	(a)	116,026,514
				195,620,754
	Diversified Financial Services – 0.1%
7,900	Compeer Financial ACA (c) (e)	6.75%	(a)	8,295,000
	Total $1,000 Par Preferred Securities			203,915,754
	(Cost $200,059,232)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 69.5%
	Banks – 29.9%
$35,549,000	Australia & New Zealand Banking Group Ltd. (c) (e) (f)	6.75%	(a)	39,666,818
30,500,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (c) (f)	6.50%	(a)	31,758,125
7,200,000	Banco Mercantil del Norte S.A. (c) (e) (f)	6.88%	(a)	7,263,936
11,250,000	Banco Mercantil del Norte S.A. (c) (e) (f)	7.50%	(a)	11,490,469
15,700,000	Banco Mercantil del Norte S.A. (c) (e) (f)	7.63%	(a)	16,058,824
21,630,000	Banco Mercantil del Norte S.A. (c) (e) (f)	8.38%	(a)	23,741,629
10,600,000	Banco Mercantil del Norte S.A. (c) (e) (f)	5.75%	10/04/31	10,944,182
35,600,000	Banco Santander S.A. (c) (f)	4.75%	(a)	34,300,600
43,800,000	Banco Santander S.A. (c) (f) (g)	7.50%	(a)	46,642,839
23,261,000	Bank of America Corp., Series RR (c)	4.38%	(a)	23,086,543
18,648,000	Bank of America Corp., Series X (c)	6.25%	(a)	19,778,535
42,800,000	Bank of Nova Scotia (The) (c)	4.90%	(a)	44,726,000
3,000,000	Bank of Nova Scotia (The), Series 2 (c)	3.63%	10/27/81	2,766,935
24,300,000	Barclays PLC (c) (f)	4.38%	(a)	23,002,380

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$30,400,000	Barclays PLC (c) (f)	6.13%	(a)	$32,366,880
5,760,000	Barclays PLC (c) (f)	7.75%	(a)	6,134,400
144,765,000	Barclays PLC (c) (f)	8.00%	(a)	158,115,228
11,600,000	BBVA Bancomer S.A. (c) (e) (f)	5.88%	09/13/34	12,341,356
74,000,000	BNP Paribas S.A. (c) (e) (f)	4.63%	(a)	72,927,000
12,540,000	BNP Paribas S.A. (c) (e) (f)	6.63%	(a)	13,272,963
42,500,000	BNP Paribas S.A. (c) (e) (f)	7.38%	(a)	47,557,287
36,514,000	Citigroup, Inc. (c)	3.88%	(a)	35,637,664
781,000	Citigroup, Inc. (c)	5.90%	(a)	801,501
23,272,000	Citigroup, Inc. (c)	5.95%	(a)	23,795,620
48,429,000	Citigroup, Inc., Series D (c)	5.35%	(a)	49,276,507
16,200,000	Citigroup, Inc., Series P (c)	5.95%	(a)	17,172,000
34,250,000	Citigroup, Inc., Series T (c)	6.25%	(a)	37,931,875
20,393,000	Citigroup, Inc., Series W (c)	4.00%	(a)	20,189,070
29,875,000	Citigroup, Inc., Series Y (c)	4.15%	(a)	29,224,323
20,560,000	Citizens Financial Group, Inc., Series F (c)	5.65%	(a)	22,102,000
21,030,000	Citizens Financial Group, Inc., Series G (c)	4.00%	(a)	20,688,263
20,474,000	CoBank ACB, Series I (c)	6.25%	(a)	22,572,585
13,400,000	Comerica, Inc. (c)	5.63%	(a)	14,454,580
11,200,000	Commerzbank AG (c) (f) (g)	7.00%	(a)	11,767,470
38,310,000	Credit Agricole S.A. (c) (e) (f)	6.88%	(a)	41,179,036
47,700,000	Credit Agricole S.A. (c) (e) (f)	7.88%	(a)	51,839,167
3,000,000	Credit Agricole S.A. (c) (f) (g)	7.88%	(a)	3,260,325
43,500,000	Credit Agricole S.A. (c) (e) (f)	8.13%	(a)	50,443,687
26,200,000	Danske Bank A.S. (c) (f) (g)	4.38%	(a)	25,364,875
21,313,000	Danske Bank A.S. (c) (f) (g)	6.13%	(a)	22,126,773
15,960,000	Danske Bank A.S. (c) (f) (g)	7.00%	(a)	17,176,152
7,650,000	Farm Credit Bank of Texas, Series 3 (c) (e)	6.20%	(a)	8,262,000
20,300,000	Farm Credit Bank of Texas, Series 4 (c) (e)	5.70%	(a)	21,721,001
26,209,000	Fifth Third Bancorp, Series H (c)	5.10%	(a)	26,536,613
2,071,000	Fifth Third Bancorp, Series L (c)	4.50%	(a)	2,138,308
1,000,000	First Citizens BancShares, Inc., Series B (c)	5.80%	(a)	1,042,500
12,800,000	HSBC Holdings PLC (c) (f)	4.60%	(a)	12,360,064
49,619,000	HSBC Holdings PLC (c) (f)	6.38%	(a)	52,526,425
13,300,000	Huntington Bancshares, Inc., Series G (c)	4.45%	(a)	13,765,500
35,836,000	ING Groep N.V. (c) (f)	5.75%	(a)	37,702,518
25,179,000	ING Groep N.V. (c) (f)	6.50%	(a)	26,980,054
40,125,000	Intesa Sanpaolo S.p.A. (c) (e) (f)	7.70%	(a)	44,137,500
30,300,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (b)	3.77%	(a)	30,450,767
42,896,000	JPMorgan Chase & Co., Series Q (c)	5.15%	(a)	43,898,051
12,861,000	JPMorgan Chase & Co., Series R (c)	6.00%	(a)	13,375,440
87,362,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (b)	3.53%	(a)	87,564,637
19,651,000	JPMorgan Chase & Co., Series Z, 3 Mo. LIBOR + 3.80% (b)	3.93%	(a)	19,651,000
32,100,000	Lloyds Banking Group PLC (c) (f)	6.75%	(a)	35,296,678
62,814,000	Lloyds Banking Group PLC (c) (f)	7.50%	(a)	68,246,783
17,800,000	M&T Bank Corp. (c)	3.50%	(a)	16,778,458
16,900,000	M&T Bank Corp., Series G (c)	5.00%	(a)	17,554,875
8,500,000	NatWest Group PLC (c) (f)	6.00%	(a)	8,972,600
21,325,000	NatWest Group PLC (c) (f)	8.00%	(a)	24,050,868
27,000,000	Nordea Bank Abp (c) (e) (f)	6.63%	(a)	30,054,510
21,550,000	PNC Financial Services Group (The), Inc., Series T (c)	3.40%	(a)	20,364,535
17,400,000	Regions Financial Corp., Series D (c)	5.75%	(a)	18,750,066
2,400,000	Skandinaviska Enskilda Banken AB (c) (f) (g)	5.13%	(a)	2,469,108
73,600,000	Societe Generale S.A. (c) (e) (f)	5.38%	(a)	74,262,400
53,289,000	Societe Generale S.A. (c) (e) (f)	7.88%	(a)	57,211,070

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$20,000,000	Societe Generale S.A. (c) (f) (g)	7.88%	(a)	$21,472,000
11,500,000	Societe Generale S.A. (c) (e) (f)	8.00%	(a)	12,994,253
68,460,000	Standard Chartered PLC (c) (e) (f)	4.30%	(a)	64,181,250
25,600,000	Standard Chartered PLC (c) (e) (f)	6.00%	(a)	26,816,000
31,600,000	SVB Financial Group, Series C (c)	4.00%	(a)	30,793,805
50,341,000	SVB Financial Group, Series D (c)	4.25%	(a)	49,648,811
13,400,000	Swedbank AB, Series NC5 (c) (f) (g)	5.63%	(a)	14,028,125
8,350,000	Texas Capital Bancshares, Inc. (c)	4.00%	05/06/31	8,615,595
5,000,000	Truist Financial Corp., Series L (c)	5.05%	(a)	4,962,500
5,000,000	Truist Financial Corp., Series N (c)	4.80%	(a)	5,112,500
56,950,000	UniCredit S.p.A. (c) (f) (g)	8.00%	(a)	61,819,168
4,400,000	UniCredit S.p.A. (c) (e)	7.30%	04/02/34	5,058,117
13,500,000	UniCredit S.p.A. (c) (e)	5.46%	06/30/35	14,126,603
41,077,000	Wells Fargo & Co., Series BB (c)	3.90%	(a)	40,710,388
				2,371,409,846
	Capital Markets – 10.3%
40,096,000	Apollo Management Holdings L.P. (c) (e)	4.95%	01/14/50	40,262,206
23,900,000	Bank of New York Mellon (The) Corp., Series G (c)	4.70%	(a)	25,244,375
28,560,000	Bank of New York Mellon (The) Corp., Series I (c)	3.75%	(a)	27,774,600
2,000,000	Charles Schwab (The) Corp., Series E (c)	4.63%	(a)	2,003,500
65,674,000	Charles Schwab (The) Corp., Series G (c)	5.38%	(a)	70,862,246
61,850,000	Charles Schwab (The) Corp., Series I (c)	4.00%	(a)	61,180,783
56,800,000	Credit Suisse Group AG (c) (e) (f)	5.25%	(a)	56,782,960
22,300,000	Credit Suisse Group AG (c) (e) (f)	6.25%	(a)	23,442,875
41,500,000	Credit Suisse Group AG (c) (e) (f)	6.38%	(a)	43,419,375
9,407,000	Credit Suisse Group AG (c) (e) (f)	7.50%	(a)	10,051,332
76,900,000	Credit Suisse Group AG (c) (e) (f)	7.50%	(a)	80,159,791
62,200,000	Deutsche Bank AG (c) (f)	6.00%	(a)	62,977,500
15,000,000	Deutsche Bank AG (c) (f)	7.50%	(a)	15,956,250
28,725,000	EFG International AG (c) (f) (g)	5.50%	(a)	29,154,295
54,467,000	Goldman Sachs Group (The), Inc., Series Q (c)	5.50%	(a)	57,054,183
24,875,000	Goldman Sachs Group (The), Inc., Series R (c)	4.95%	(a)	25,651,101
13,870,000	Goldman Sachs Group (The), Inc., Series T (c)	3.80%	(a)	13,374,702
28,667,000	Goldman Sachs Group (The), Inc., Series U (c)	3.65%	(a)	27,341,151
14,314,000	Goldman Sachs Group (The), Inc., Series V (c)	4.13%	(a)	13,984,778
29,453,000	Morgan Stanley, Series M (c)	5.88%	(a)	32,966,842
38,000,000	UBS Group AG (c) (e) (f)	4.88%	(a)	38,041,800
26,389,000	UBS Group AG (c) (f) (g)	6.88%	(a)	28,727,540
28,500,000	UBS Group AG (c) (e) (f)	7.00%	(a)	30,140,888
				816,555,073
	Consumer Finance – 1.0%
47,679,000	American Express Co. (c)	3.55%	(a)	45,771,840
35,077,000	Capital One Financial Corp., Series M (c)	3.95%	(a)	34,375,460
				80,147,300
	Diversified Financial Services – 2.6%
64,250,000	American AgCredit Corp. (c) (e)	5.25%	(a)	65,695,625
40,400,000	Ares Finance Co., III LLC (c) (e)	4.13%	06/30/51	40,233,703
28,250,000	Capital Farm Credit ACA, Series 1 (c) (e)	5.00%	(a)	29,097,500
13,950,000	Compeer Financial ACA (c) (e)	4.88%	(a)	14,229,000
8,300,000	Depository Trust & Clearing (The) Corp., Series D (c) (e)	3.38%	(a)	8,045,813
32,708,000	Voya Financial, Inc. (c)	5.65%	05/15/53	33,365,921

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Diversified Financial Services (Continued)
$16,548,000	Voya Financial, Inc., Series A (c)	6.13%	(a)	$17,168,550
				207,836,112
	Diversified Telecommunication Services – 0.6%
12,882,000	Koninklijke KPN N.V. (c) (e)	7.00%	03/28/73	13,448,808
32,310,000	Koninklijke KPN N.V. (c) (g)	7.00%	03/28/73	33,731,640
				47,180,448
	Electric Utilities – 3.4%
18,918,000	Duke Energy Corp. (c)	4.88%	(a)	19,532,835
17,965,000	Edison International, Series B (c)	5.00%	(a)	17,941,286
101,667,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	115,010,794
52,319,000	Enel S.p.A. (c) (e)	8.75%	09/24/73	57,656,061
25,726,000	Southern (The) Co., Series 21-A (c)	3.75%	09/15/51	25,169,547
32,516,000	Southern California Edison Co., Series E (c)	6.25%	(a)	32,412,210
				267,722,733
	Energy Equipment & Services – 0.4%
3,524,000	Transcanada Trust (c)	5.63%	05/20/75	3,647,340
29,200,000	Transcanada Trust (c)	5.50%	09/15/79	30,769,500
				34,416,840
	Food Products – 1.7%
10,700,000	Dairy Farmers of America, Inc. (h)	7.13%	(a)	11,168,125
25,362,000	Land O’Lakes Capital Trust I (h)	7.45%	03/15/28	29,278,273
44,888,000	Land O’Lakes, Inc. (e)	7.00%	(a)	47,746,917
14,010,000	Land O’Lakes, Inc. (e)	7.25%	(a)	15,144,740
31,520,000	Land O’Lakes, Inc. (e)	8.00%	(a)	33,962,800
				137,300,855
	Insurance – 8.4%
16,400,000	Allianz SE (c) (e)	3.50%	(a)	16,133,500
28,617,000	Asahi Mutual Life Insurance Co. (c) (g)	6.50%	(a)	30,219,552
31,900,000	Assurant, Inc. (c)	7.00%	03/27/48	36,286,250
12,999,000	Assured Guaranty Municipal Holdings, Inc. (c) (e)	6.40%	12/15/66	14,279,028
38,875,000	AXIS Specialty Finance LLC (c)	4.90%	01/15/40	40,575,202
23,688,000	Enstar Finance LLC (c)	5.75%	09/01/40	24,545,979
25,206,000	Enstar Finance LLC (c)	5.50%	01/15/42	24,938,436
13,700,000	Fortegra Financial Corp. (c) (h)	8.50%	10/15/57	17,375,136
72,292,000	Global Atlantic Fin Co. (c) (e)	4.70%	10/15/51	72,113,322
15,106,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (e)	2.28%	02/12/47	14,543,135
24,429,000	Kuvare US Holdings, Inc. (c) (e)	7.00%	02/17/51	25,986,349
9,310,000	La Mondiale SAM (c) (g)	5.88%	01/26/47	10,291,228
40,630,000	Lancashire Holdings Ltd. (c) (g)	5.63%	09/18/41	42,875,620
35,910,000	Liberty Mutual Group, Inc. (c) (e)	4.13%	12/15/51	35,426,651
56,037,000	Markel Corp. (c)	6.00%	(a)	59,889,544
7,650,000	MetLife, Inc., Series G (c)	3.85%	(a)	7,726,500
3,000,000	Phoenix Group Holdings PLC (c) (g)	5.63%	(a)	3,076,665
28,059,000	Principal Financial Group, Inc., 3 Mo. LIBOR + 3.04% (b)	3.20%	05/15/55	27,554,170
27,670,000	Progressive (The) Corp., Series B (c)	5.38%	(a)	28,015,875
7,564,308	Prudential Financial, Inc. (c)	5.88%	09/15/42	7,668,396
41,900,000	QBE Insurance Group Ltd. (c) (e)	5.88%	(a)	44,414,000
24,900,000	QBE Insurance Group Ltd. (c) (e)	7.50%	11/24/43	27,016,500
605,000	QBE Insurance Group Ltd. (c) (g)	7.50%	11/24/43	656,425

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$24,999,000	QBE Insurance Group Ltd. (c) (g)	6.75%	12/02/44	$27,221,286
16,000,000	QBE Insurance Group Ltd. (c) (g)	5.88%	06/17/46	17,344,504
13,610,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (b)	2.87%	12/15/65	12,590,248
				668,763,501
	Multi-Utilities – 2.7%
54,266,000	Algonquin Power & Utilities Corp. (c)	4.75%	01/18/82	53,659,501
51,658,000	CenterPoint Energy, Inc., Series A (c)	6.13%	(a)	52,858,274
17,052,000	CMS Energy Corp. (c)	3.75%	12/01/50	16,324,945
2,400,000	Dominion Energy, Inc., Series B (c)	4.65%	(a)	2,472,000
14,520,000	NiSource, Inc. (c)	5.65%	(a)	14,846,700
17,000,000	Sempra Energy (c)	4.88%	(a)	17,823,650
53,448,000	Sempra Energy (c)	4.13%	04/01/52	52,276,750
				210,261,820
	Oil, Gas & Consumable Fuels – 5.2%
6,988,000	Buckeye Partners L.P. (c)	6.38%	01/22/78	6,016,947
64,769,000	DCP Midstream L.P., Series A (c)	7.38%	(a)	62,212,568
39,136,000	DCP Midstream Operating L.P. (c) (e)	5.85%	05/21/43	37,346,021
57,082,000	Enbridge, Inc. (c)	6.25%	03/01/78	60,716,026
65,166,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	69,222,849
41,574,000	Enbridge, Inc., Series 20-A (c)	5.75%	07/15/80	45,627,465
32,460,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (b)	3.15%	11/01/66	26,581,494
17,821,000	Energy Transfer L.P., Series F (c)	6.75%	(a)	17,722,093
8,045,000	Energy Transfer L.P., Series H (c)	6.50%	(a)	8,248,619
54,942,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (b)	2.95%	06/01/67	49,451,371
26,636,000	Enterprise Products Operating LLC, Series D (c)	4.88%	08/16/77	24,520,331
				407,665,784
	Trading Companies & Distributors – 2.6%
145,883,000	AerCap Holdings N.V. (c)	5.88%	10/10/79	148,211,293
15,700,000	Air Lease Corp., Series B (c)	4.65%	(a)	15,860,454
42,300,000	Aircastle Ltd. (c) (e)	5.25%	(a)	42,300,000
				206,371,747
	Transportation Infrastructure – 0.7%
39,000,000	AerCap Global Aviation Trust (c) (e)	6.50%	06/15/45	41,627,040
11,000,000	BNSF Funding Trust I (c)	6.61%	12/15/55	12,072,500
				53,699,540
	Total Capital Preferred Securities			5,509,331,599
	(Cost $5,422,918,417)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.2%
	Insurance – 1.2%
94,408,028	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (e) (i)	7.63%	10/15/25	97,836,928
	(Cost $99,945,286)
CORPORATE BONDS AND NOTES – 0.2%
	Insurance – 0.2%
16,000,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	16,081,699
	(Cost $16,064,614)

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 0.1%
	Capital Markets – 0.1%
253,003	Invesco Preferred ETF	$3,630,593
	(Cost $3,570,985)
	Total Investments – 97.4%	7,722,817,605
	(Cost $7,621,571,587)
	Net Other Assets and Liabilities – 2.6%	202,363,753
	Net Assets – 100.0%	$7,925,181,358

(a)	Perpetual maturity.
(b)	Floating or variable rate security.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $1,894,953,507 or 23.9% of net assets.
(f)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2022, securities noted as such amounted to $1,905,178,381 or 24.0% of net assets. Of these securities, 4.3% originated in emerging markets, and 95.7% originated in foreign markets.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(i)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. There were no interest distributions received during the fiscal year-to-date period (November 1, 2021 through January 31, 2022).

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$ 441,089,857	$ 396,752,240	$ 44,337,617	$ —
Multi-Utilities	145,470,911	121,807,746	23,663,165	—
Other industry categories*	1,271,480,395	1,271,480,395	—	—
$100 Par Preferred Securities*	33,979,869	—	33,979,869	—
$1,000 Par Preferred Securities:
Banks	195,620,754	195,620,754	—	—
Diversified Financial Services	8,295,000	—	8,295,000	—
Capital Preferred Securities*	5,509,331,599	—	5,509,331,599	—
Foreign Corporate Bonds and Notes*	97,836,928	—	97,836,928	—
Corporate Bonds and Notes*	16,081,699	—	16,081,699	—
Exchange-Traded Funds*	3,630,593	3,630,593	—	—
Total Investments	$ 7,722,817,605	$ 1,989,291,728	$ 5,733,525,877	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of January 31, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	09/15/16-12/10/21	$10,700,000	$104.38	$10,903,500	$11,168,125	0.14%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17-03/12/18	13,700,000	126.83	13,718,837	17,375,136	0.22
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15-07/23/21	25,362,000	115.44	27,503,054	29,278,273	0.37
				$52,125,391	$57,821,534	0.73%